20. Related Parties - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) shareholder	Dec. 31, 2017 EUR (€) shareholder	Dec. 31, 2016 EUR (€)
Disclosure of transactions between related parties [line items]
Number of shareholder holds more than 20% of the voting rights | shareholder	0	0
Share-based expense	€ 2,035	€ 1,943	€ 3,545
Supervisory Board Directors
Disclosure of transactions between related parties [line items]
Compensation received by directors for their services	382	375	350
Share-based expense	€ 117	€ 144	381
Ulrich Grau
Disclosure of transactions between related parties [line items]
Compensation received by directors for their services			86
Jens-Peter Marschner
Disclosure of transactions between related parties [line items]
Compensation received by directors for their services			€ 29